Interest-Bearing Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits [Line Items]
Total deposits	$ 2,416,701	$ 2,189,398
Total of CDs and IRAs	58,367
Cash, FDIC insured amount	250,000
Brokered deposit	26,610
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Total deposits	$ 7,690	$ 12,487